Quarterly Results (Tables)	12 Months Ended
Sep. 30, 2018
Schedule Of Quarterly Results

	Quarter Ended
SBH 2018 (in millions, except per share)	September 30, 2018	June 30, 2018	March 31, 2018	December 31, 2017
Revenue	$974.4	$1,029.4	$882.6	$922.2
Gross profit	346.9	362.7	306.0	318.5
Net (loss) income attributable to controlling interest from continuing operations	(34.0)	382.9	(32.6)	40.2
Net (loss) income attributable to controlling interest from discontinued operations	(81.9)	22.7	3.7	467.3
Net (loss) income attributable to controlling interest	$(115.9)	$405.6	$(28.9)	$507.5
Basic earnings per share from continuing operations	$(0.68)	$11.69	$(1.00)	$1.24
Basic earnings per share from discontinued operations	(1.63)	0.69	0.11	14.45
Basic earnings per share	$(2.31)	$12.38	$(0.89)	$15.69
Diluted earnings per share from continuing operations	$(0.68)	$11.68	$(1.00)	$1.23
Diluted earnings per share from discontinued operations	(1.63)	0.69	0.11	14.32
Diluted earnings per share	$(2.31)	$12.37	$(0.89)	$15.55

	Quarter Ended
SBH 2017 (in millions, except per share)	September 30, 2017	June 30, 2017	March 31, 2017		December 31, 2016
Revenue	$987.4	$966.9	$869.0		$882.1
Gross profit	359.2	338.4	321.5		317.4
Net (loss) income attributable to controlling interest from continuing operations	(4.8)	(21.0)	(30.6)		(34.2)
Net (loss) income attributable to controlling interest from discontinued operations	(21.5)	23.1	(51.4)		246.4
Net income attributable to controlling interest	$(26.3)	$2.1	$(82.0)		$212.2
Basic earnings per share from continuing operations	$(0.14)	$(0.65)	$(0.95)	—	$(1.05)
Basic earnings per share from discontinued operations	(0.67)	0.72	(1.59)		7.62
Basic earnings per share	$(0.81)	$0.07	$(2.54)		$6.57
Diluted earnings per share from continuing operations	$(0.14)	$(0.65)	$(0.95)		$(1.05)
Diluted earnings per share from discontinued operations	(0.67)	0.72	(1.59)		7.62
Diluted earnings per share	$(0.81)	$0.07	$(2.54)		$6.57

SB/RH [Member]
Schedule Of Quarterly Results

	Quarter Ended
SB/RH 2018 (in millions)	September 30, 2018	July 1, 2018	April 1, 2018	December 31, 2017
Revenue	$974.4	$1,029.4	$882.6	$922.2
Gross profit	346.9	362.7	306.0	318.5
Net (loss) income attributable to controlling interest from continuing operations	(34.9)	78.6	14.8	147.0
Net (loss) income attributable to controlling interest from discontinued operations	(61.4)	4.6	11.3	21.5
Net (loss) income attributable to controlling interest	$(96.3)	$83.2	$26.1	$168.5

	Quarter Ended
SB/RH 2017 (in millions)	September 30, 2017	July 2, 2017	April 2, 2017	January 1, 2017
Net sales	$987.4	$966.9	$869.0	$882.1
Gross profit	359.2	338.2	320.5	317.4
Net income attributable to controlling interest from continuing operations	70.1	44.9	30.7	35.4
Net income attributable to controlling interest from discontinued operations	26.1	32.8	30.3	29.6
Net income attributable to controlling interest	$96.2	$77.7	$61.0	$65.0